Goodwill	12 Months Ended
Mar. 31, 2017
Goodwill
Goodwill

5. Goodwill

        Goodwill as of March 31, 2017, 2016 and 2015 comprises the following:

Luxoft
Balances at March 31, 2015	$29,620

Acquisition of Symtavision	665

Balances at March 31, 2016	$30,285

Acquisition of Pelagicore	4,734
Acquisition of Insys	17,685
Symtavision measurement period adjustment (Note 3)	(653)
Acquisition of IntroPro	24,456
Acquisition of SME	411

Total Goodwill acquired	46,633

Balances at March 31, 2017	$76,918